Annual Total Returns - FidelityFreedomBlendFunds-K6ComboPRO - FidelityFreedomBlendFunds-K6ComboPRO - Fidelity Freedom Blend 2020 Fund	May 30, 2024
Bar Chart Table:
Annual Return, Inception Date	Aug. 31, 2018
Fidelity Freedom Blend 2020 Fund - Class K6
Bar Chart Table:
Annual Return 2019	18.59%
Annual Return 2020	13.56%
Annual Return 2021	8.70%
Annual Return 2022	(16.39%)
Annual Return 2023	12.95%